Leases (Tables)	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Schedule of maturity of lease liabilities under our non-cancelable operating leases
2024	115
2025	121
2026	121
2027	107
Total future minimum lease payments	464
Less imputed interest:	(72)
Present value of operating lease liabilities	392